Investment Strategy - Dan IVES Wedbush AI Revolution ETF	Sep. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	The second paragraph of the section of the Prospectus titled “Principal Investment Strategies of the Fund” is hereby deleted and replaced with the following:
Strategy Narrative [Text Block]

The Index is comprised exclusively of equity securities (or corresponding American Depositary Receipts (“ADRs”)) of companies included in the Dan Ives AI 30 Research Report (the “AI Report”). The AI Report was originally created by Dan Ives while he was employed at Wedbush Securities Inc. (“Wedbush”). Dan Ives continues to compile the AI Report in his role as Partner and Senior Managing Director, Analyst at Yorkville Ives & Co., LLC. The AI Report is a publicly available research report, comprising companies that have been identified as significant creators, enablers or adopters of artificial intelligence (“AI”) technologies through their strategic focus, partnerships, innovation, product development, or integration of AI into their operations. The AI Report is released on a semi-annual basis, but may be released more frequently in the event there are materials developments in the AI industry.